S000080127 [Member] Expense Example - Putnam Ultra Short MAC Series - Class A	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	119
Expense Example, with Redemption, 10 Years	$ 465